Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-4

Collection Period	07/01/15-07/31/15
Determination Date	8/10/2015
Distribution Date	8/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$931,722,791.78
2.	Collections allocable to Principal				$30,388,740.02
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,325,695.63

5.	Pool Balance on the close of the last day of the related Collection Period				$900,008,356.13
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				55,635
7.	Initial Pool Balance				$1,165,000,005.66

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2a Note Balance	$230,208,035.14		$207,942,200.79
	c.	Class A-2b Floating Rate Note Balance	$97,689,756.61		$88,241,155.31
	d.	Class A-3 Note Balance	$406,000,000.00		$406,000,000.00
	e.	Class A-4 Note Balance	$116,900,000.00		$116,900,000.00
	f.	Class B Note Balance	$29,100,000.00		$29,100,000.00
	g.	Class C Note Balance	$27,400,000.00		$27,400,000.00
	h.	Class D Note Balance	$18,600,000.00		$18,600,000.00

	i.	Note Balance (sum a - h)	$925,897,791.75		$894,183,356.10
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2a Note Pool Factor	0.8494761		0.7673144
	c.	Class A-2b Floating Rate Note Pool Factor	0.8494761		0.7673144
	d.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	e.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	f.	Class B Note Pool Factor	1.0000000		1.0000000
	g.	Class C Note Pool Factor	1.0000000		1.0000000
	h.	Class D Note Pool Factor	1.0000000		1.0000000

	i.	Note Pool Factor	0.7947621		0.7675394
10.	Overcollateralization Target Amount				$5,825,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,825,000.03
12.	Weighted Average Coupon			%	6.91%
13.	Weighted Average Original Term			months	65.43
14.	Weighted Average Remaining Term			months	53.77
15.	1- Month LIBOR for the accrual period ending 08/17/15				0.18730%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 08/17/15				0.45730%

Collections

17.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,517,950.59
	b.	Liquidation Proceeds allocable to Finance Charge			$219.51
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,518,170.10
18.	Principal:
	a.	Collections allocable to Principal			$30,388,740.02
	b.	Liquidation Proceeds allocable to Principal			$598,959.46
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$30,987,699.48

19.	Total Finance Charge and Principal Collections (17d + 18d)		$36,505,869.58
20.	Interest Income from Collection Account		$2,932.95
21.	Simple Interest Advances		$0.00

22.	Available Collections (Ln19 + 20 + 21)		$36,508,802.53

Available Funds

23.	Available Collections		$36,508,802.53
24.	Reserve Account Draw Amount		$0.00

25.	Available Funds		$36,508,802.53

Application of Available Funds

26.	Servicing Fee
	a.	Monthly Servicing Fee	$776,435.66
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$776,435.66

	d.	Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances		$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2a Monthly Interest	$128,532.82
	f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2a Note Interest (sum e - g)	$128,532.82
	i.	Class A-2b Monthly Interest	$40,950.73
	j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00

	l.	Total Class A-2b Note Interest (sum i - k)	$40,950.73
	m.	Class A-3 Monthly Interest	$422,916.67
	n.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	p.	Total Class A-3 Note Interest (sum m - o)	$422,916.67
	q.	Class A-4 Monthly Interest	$176,324.17
	r.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	t.	Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount		$0.00
31.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$53,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount		$0.00
33.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$55,713.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount		$7,289,435.62

35.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$47,120.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$47,120.00
36.	Quaternary Principal Distributable Amount		$18,600,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))		$27,590,779.00
38.	Reserve Account Deficiency		$0.00
39.	Regular Principal Distributable Amount		$5,825,000.03
40.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
41.	Additional Servicing Fees, if any		$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

43.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,518,170.10
	b.	Total Daily Deposits of Principal Collections	$30,987,699.48
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,932.95

	e.	Total Deposits to Collection Account (sum a - d)	$36,508,802.53
44.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$776,435.66
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,639,343.37
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,093,023.50

	f.	Total Withdrawals from Collection Account (sum a - e)	$36,508,802.53

Note Payment Account Activity

45.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2a Interest Distribution	$128,532.82
	c.	Class A-2b Interest Distribution	$40,950.73
	d.	Class A-3 Interest Distribution	$422,916.67
	e.	Class A-4 Interest Distribution	$176,324.17
	f.	Class B Interest Distribution	$53,350.00
	g.	Class C Interest Distribution	$55,713.33
	h.	Class D Interest Distribution	$47,120.00
	i.	Class A-1 Principal Distribution	$0.00
	j.	Class A-2a Principal Distribution	$22,265,834.35
	k.	Class A-2b Principal Distribution	$9,448,601.30
	l.	Class A-3 Principal Distribution	$0.00
	m.	Class A-4 Principal Distribution	$0.00
	n.	Class B Principal Distribution	$0.00
	o.	Class C Principal Distribution	$0.00
	p.	Class D Principal Distribution	$0.00

	q.	Total Deposits to Note Payment Account (sum a - p)	$32,639,343.37
46.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2a Distribution	$22,394,367.17
	c.	Class A-2b Distribution	$9,489,552.03
	d.	Class A-3 Distribution	$422,916.67
	e.	Class A-4 Distribution	$176,324.17
	f.	Class B Distribution	$53,350.00
	g.	Class C Distribution	$55,713.33
	h.	Class D Distribution	$47,120.00

	i.	Total Withdrawals from Note Payment Account (sum a - h)	$32,639,343.37

Certificate Payment Account Activity

47.	Deposits
	a.	Excess Collections	$3,093,023.50
	b.	Reserve Account surplus (Ln 57)	$289.59

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,093,313.09
48.	Withdrawals
	a.	Certificateholder Distribution	$3,093,313.09

	b.	Total Withdrawals from Certificate Payment Account	$3,093,313.09

Required Reserve Account Amount

49.	Lesser of: (a or b)
	a.	$2,912,500.01	$2,912,500.01
	b.	Note Balance	$894,183,356.10
50.	Required Reserve Account Amount		$2,912,500.01

Reserve Account Reconciliation

51.	Beginning Balance (as of end of preceding Distribution Date)		$2,912,500.01
52.	Investment Earnings		$289.59
53.	Reserve Account Draw Amount		$0.00

54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)		$2,912,789.60
55.	Deposit from Available Funds (Ln 44d)		$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist		$289.59

58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)		$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)		$0.00

Instructions to the Trustee

60.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
61.	Amount to be paid to Servicer from the Collection Account		$776,435.66
62.	Amount to be deposited from the Collection Account into the Note Payment Account		$32,639,343.37
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,093,023.50
64.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$289.59
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$22,394,367.17
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$9,489,552.03
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$422,916.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account		$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account		$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account		$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,093,313.09

Net Loss and Delinquency Activity

75.	Net Losses with respect to preceding Collection Period			$726,516.66
76.	Cumulative Net Losses			$3,952,507.00
77.	Cumulative Net Loss Percentage			0.3393%

			Number of Loans	Principal Balance
78.	Delinquency Analysis
	a.	31 to 60 days past due	795	$14,010,722.34
	b.	61 to 90 days past due	293	$4,966,904.65
	c.	91 or more days past due	106	$1,791,519.19

	d.	Total Past Due (sum a - c)	1,194	20,769,146.18

Servicer Covenant

79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,264,585,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer